Christopher J. Madin Vice President, Corporate Counsel Pruco Life Insurance Company of New Jersey 280 Trumbull Street Hartford, CT 06103 (860) 534-6087 christopher.madin@prudential.com

May 1, 2026

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Pruco Life of New Jersey Variable Appreciable Account (Registration No. 333-252986)

Ladies and Gentlemen:
Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 6; and (ii) that the text of Post-Effective Amendment No. 6 was filed electronically on April 9, 2026 (Accession No. 0000741313-26-000025).

/s/ Christopher J. Madin	May 1, 2026

Christopher J. Madin Vice President and Corporate Counsel Pruco Life Insurance Company of New Jersey	Date

Via EDGAR